[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Intermediate-Term Treasury Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Intermediate-Term Treasury Fund

1.What is the fund's investment objective?

Intermediate-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. What is the fund's investment strategy?

The fund managers buy intermediate-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be between three and 10 years.

Additional information about Intermediate-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Treasury than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Intermediate-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Intermediate-Term Treasury's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

 1999     1998     1997     1996      1995      1994     1993     1992      1991     1990
-2.05%    8.94%    8.38%    4.08%    13.70%    -2.34%    7.91%    6.55%    13.75%    9.20%
  As of March 31, 2000, the end of the most recent calendar quarter, Intermediate-Term Treasury's year-to-date return was 2.36%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest            Lowest
-----------------------------------------------------------
Intermediate-Term
     Treasury           5.83% (3Q 1998)    -2.04% (1Q 1994)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 3- to 10-Year Treasury Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                             ----------------------------------------------------
                              1 year      5 years     10 years    Life of Fund(1)
---------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
---------------------------------------------------------------------------------
     Intermediate-Term
        Treasury               1.51%        6.17%       6.96%         8.29%
     Salomon 3- to 10-Year
        Treasury Index         1.93%        6.77%       7.47%         9.27%(2)
     ----------------------------------------------------------------------------
  The inception date for Intermediate-Term Treasury is May 16, 1980.
  Since May 31, 1980, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------
      Management Fee                                  0.51%(1)
      Distribution and Service (12b-1) Fees           None
      Other Expenses                                  0.00%(2)
      Total Annual Fund Operating Expenses            0.51%
      --------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

------------------------------------------------------------------
          1 year      3 years     5 years     10 years
------------------------------------------------------------------
            $52         $164        $285        $640

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Treasury:

Robert Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team that manages Intermediate-Term Treasury since January 1998. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Intermediate-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19980 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Inflation-Adjusted Treasury Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Inflation-Adjusted Treasury Fund

1. What is the fund's investment objective?

Inflation-Adjusted Treasury seeks total return and inflation protection consistent with investment in U.S. Treasury inflation-adjusted securities.

2. What is the fund's investment strategy?

The fund managers buy inflation-indexed U.S. Treasury securities guaranteed primarily by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The fund managers also may buy traditional U.S. Treasury securities that are not inflation-indexed. The fund managers also may buy inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

Additional information about Inflation-Adjusted Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  Inflation-indexed securities are designed to offer a return linked to inflation, which protects future purchasing power from the effects of inflation. Inflation-indexed securities may not trade at their face value. Inflation-indexed securities trade at prevailing real, or after inflation, interest rates. Changes in real interest rates affect the fund's share value.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Inflation-Adjusted Treasury is intended for investors who seek total return that is consistent with investment in U.S. Treasury inflation-indexed securities and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Inflation-Adjusted Treasury's Investor Class shares for each full calendar year since the fund's inception on February 10, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)(2)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999              1998
1.69%             3.45%
  From August 1, 1997, to May 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  As of March 31, 2000, the end of the most recent calendar quarter, Inflation-Adjusted Treasury's year-to-date return was 4.09%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest           Lowest
----------------------------------------------------------------------
Inflation-Adjusted Treasury         4.09% (1Q 2000)   -0.37% (4Q 1998)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 10+ Years Treasury Index and the Salomon U.S. Inflation-Linked Index, unmanaged indices that reflect no operating costs, are included as benchmarks for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                                   --------------------------
                                                     1 year   Life of Fund(1)
-----------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)(2)
-----------------------------------------------------------------------------
     Inflation-Adjusted Treasury                      5.52%       3.27%
     Salomon U.S. Inflation-Linked Index              6.39%       3.91%(3)
     Salomon 10+ Years Treasury Index                 3.00%       8.55%(3)
     ------------------------------------------------------------------------
  The inception date for Inflation-Adjusted Treasury is February 10, 1997.
  From August 1, 1997 to May 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  Since January 31, 1997, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------
     Management Fee                             0.51%(1)
     Distribution and Service (12b-1) Fees      None
     Other Expenses                             0.00%(2)
     Total Annual Fund Operating Expenses       0.51%
--------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

-----------------------------------------------------------------------
            1 year      3 years     5 years     10 years
-----------------------------------------------------------------------
              $52         $163        $285         $640

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Inflation-Adjusted Treasury:

David Schroeder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Treasury since its inception in February 1997. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Inflation-Adjusted Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Inflation-Adjusted Treasury pays distributions of substantially all of its income, including "imputed income," monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19983 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Long-Term Treasury Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Long-Term Treasury Fund

1. What is the fund's investment objective?

Long-Term Treasury seeks the highest level of current income exempt from state income tax.

2. What is the fund's investment strategy?

The fund managers buy long-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers also may buy long-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in agency securities.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be between 10 and 30 years.

Additional information about Long-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Treasury than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Long-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Long-Term Treasury's Investor Class shares for each full calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

 1999       1998       1997       1996       1995       1994       1993
-8.70%     12.76%     14.76%     -1.36%     29.25%     -9.25%     17.64%
  As of March 31, 2000, the end of the most recent calendar quarter, Long-Term Treasury's year-to-date return was 7.96%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest           Lowest
----------------------------------------------------------
Long-Term Treasury      10.48% (2Q 1995)  -7.00% (1Q 1996)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon Long-Term Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                 --------------------------------------
                                   1 year     5 years   Life of Fund(1)
-----------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
-----------------------------------------------------------------------
     Long-Term Treasury             2.86%       8.95%       7.57%
     Salomon Long-Term
        Treasury/Agency Index       2.48%       9.34%       8.44%(2)
     ------------------------------------------------------------------
  The inception date for Long-Term Treasury is September 8, 1992.
  Since August 31, 1992, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------
     Management Fee                             0.51%(1)
     Distribution and Service (12b-1) Fees      None
     Other Expenses                             0.00%(2)
     Total Annual Fund Operating Expenses       0.51%
--------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

---------------------------------------------------------------------
          1 year     3 years     5 years      10 years
---------------------------------------------------------------------
            $52        $163        $285         $640

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Long-Term Treasury:

David Schroeder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Long-Term Treasury since September 1992. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Long-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19981 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Capital Preservation Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY BROKERAGE LOGO]

April 27, 2000
Investor Class

Capital Preservation Fund

1. What is the fund's investment objective?

Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. What is the fund's investment strategy?

The fund managers buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Fund Performance

The following bar chart shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
4.42%    4.92%    4.97%    4.85%    5.32%    3.63%    2.65%    3.31%    5.62%    7.64%
  As of March 31, 2000, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was 1.24%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest           Lowest
---------------------------------------------------------------
Capital Preservation          1.89% (2Q 1990)   0.63% (2Q 1993)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                            --------------------------------------------------------------
                              1 year      5 years     10 years    Life of Fund(1)
------------------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
------------------------------------------------------------------------------------------
     Capital Preservation      4.63%       4.88%        4.66%        5.27%
     90-Day Treasury
        Bill Index             5.03%       5.10%        4.90%        6.96%(2)
     -------------------------------------------------------------------------------------
  The inception date for Capital Preservation is October 13, 1972.
  Since September 30, 1972, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------
     Management Fee                                         0.47%(1)
--------------------------------------------------------------------
     Distribution and Service (12b-1) Fees                  None
     Other Expenses                                         0.00%(2)
     Total Annual Fund Operating Expenses                   0.47%
--------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------
      1 year      3 years     5 years     10 years
--------------------------------------------------------------
        $48         $151        $263        $591

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Capital Preservation team:

Beth Bunnell Hunter, Portfolio Manager, has been a member of the team that manages the Capital Preservation Fund since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

Denise Tabacco, Portfolio Manager, has been a member of the team that manages Capital Preservation since 1995. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. How do I buy fund shares?

American Century Brokerage offers several ways to purchase shares

  Complete and return a brokerage application along with an investment check payable to American Century Brokerage
  If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site
  Call us and send your investment by bank wire transfer

Your initial investment in your brokerage account must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Capital Preservation when you direct us to make other investments in your brokerage account.

Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century Brokerage offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  TeleSelect Automated Information and Trading Line Transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

American Century Brokerage, Inc.
P.O. Box 419146
Kansas City, Missouri 64141-6146

Brokerage Client Relations Associate
1-888-345-2071

Fax
650-967-9627

TeleSelect Automated Information
and Trading Line
1-888-345-2091

Telecommunications Device for the Deaf
1-800-634-4113

SEP-IRA Services
1-800-345-3533, ext. 4210

Visit our Web site at www.americancentury.com

BK-PRF-20005 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Capital Preservation Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Capital Preservation Fund

1. What is the fund's investment objective?

Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. What is the fund's investment strategy?

The fund managers buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Fund Performance

The following bar chart shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
4.42%    4.92%    4.97%    4.85%    5.32%    3.63%    2.65%    3.31%    5.62%    7.64%
  As of March 31, 2000, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was 1.24%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest            Lowest
----------------------------------------------------------------
Capital Preservation          1.89% (2Q 1990)    0.63% (2Q 1993)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                            ---------------------------------------------
                             1 year  5 years   10 years   Life of Fund(1)
-------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
-------------------------------------------------------------------------
      Capital Preservation    4.63%    4.88%     4.66%        5.27%
      90-Day Treasury
        Bill Index            5.03%    5.10%     4.90%        6.96%(2)
      -------------------------------------------------------------------
  The inception date for Capital Preservation is October 13, 1972.
  Since September 30, 1972, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------
    Management Fee                                        0.47%(1)
    Distribution and Service (12b-1) Fees                 None
      Other Expenses                                      0.00%(2)
      Total Annual Fund Operating Expenses                0.47%
------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

-----------------------------------------------------------------------------
                1 year     3 years    5 years    10 years
-----------------------------------------------------------------------------
                  $48       $151       $263        $591

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers that manage Capital Preservation:

Beth Bunnell Hunter, Portfolio Manager, has been a member of the team that manages the Capital Preservation Fund since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

Denise Tabacco, Portfolio Manager, has been a member of the team that manages Capital Preservation since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Capital Preservation for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19966 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Government Agency Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Government Agency Money Market Fund

1. What is the fund's investment objective?

Government Agency Money Market seeks to pay the highest rate of return while maintaining liquidity and safety of principal. The fund invests exclusively in short-term obligations of the U.S. government, its agencies and instrumentalities. The fund seeks to purchase only those securities with income that will be exempt from state income tax.

2. What is the fund's investment strategy?

The fund managers buy very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The fund managers also may buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

Additional information about Government Agency Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Fund Performance

The following bar chart shows the actual performance of Government Agency Money Market's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
4.73%    5.07%    5.07%    4.93%    5.50%    3.75%    2.68%    3.39%    6.01%    8.34%
  As of March 31, 2000, the end of the most recent calendar quarter, Government Agency Money Market's year-to-date return was 1.34%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest            Lowest
----------------------------------------------------------------
Government Agency
    Money Market              2.06% (1Q 1990)    0.65% (2Q 1993)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                        -----------------------------------------------
                         1 year     5 years   10 years  Life of Fund(1)
-----------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
-----------------------------------------------------------------------
   Government Agency
      Money Market        4.98%      5.05%     4.86%        4.97%
   90-Day Treasury
      Bill Index          5.03%      5.10%     4.90%        5.00%(2)
   --------------------------------------------------------------------
  The inception date for Government Agency Money Market is December 5, 1989.
  Since November 30, 1989, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------
        Management Fee                                0.47%(1)
        Distribution and Service (12b-1) Fees         None
        Other Expenses                                0.00%(2)
        Total Annual Fund Operating Expenses          0.47%
--------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

----------------------------------------------------------------------------
                1 year     3 years    5 years   10 years
----------------------------------------------------------------------------
                  $48       $151       $263        $591

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers that manage Government Agency Money Market:

Beth Bunnell Hunter, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

Denise Tabacco, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Government Agency Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Because Government Agency Money Market is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19967 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Short-Term Treasury Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Short-Term Treasury Fund

1. What is the fund's investment objective?

Short-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. What is the fund's investment strategy?

The fund managers buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be between 13 months and three years.

Additional information about Short-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Treasury than for funds that have shorter weighted average maturities, such as money market funds.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Short-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Short-Term Treasury's Investor Class shares for each full calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999     1998     1997     1996     1995     1994     1993
2.25%    6.44%    6.11%    4.12%    9.93%    0.15%    5.32%
  As of March 31, 2000, the end of the most recent calendar quarter, Short-Term Treasury's year-to-date return was 1.14%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
----------------------------------------------------------------------
Short-Term Treasury           3.14% (1Q 1995)         -0.54% (1Q 1994)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The fund's benchmark was changed from the Lehman 1- to 3-Year Government Securities Index beginning January 1, 1999. The fund's advisor believes the new index better represents the broad market for U.S. Treasury and Agency Securities. For current performance information, including yields, please call us or access our Web site.

------------------------------------------------------------------------
                                       1 year   5 years  Life of Fund(1)
------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
------------------------------------------------------------------------
    Short-Term Treasury                 2.86%     5.33%     4.68%
    Lehman 1- to 3-Year
       Government Securities Index      3.64%     6.04%     5.35%(2)
    Salomon 1- to 3-Year
       Treasury/Agency Index            3.72%     6.06%     5.36%(2)
    --------------------------------------------------------------------
  The inception date for Short-Term Treasury is September 8, 1992.
  Since August 31, 1992, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

-----------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------
     Management Fee                                0.51%(1)
     Distribution and Service (12b-1) Fees         None
     Other Expenses                                0.00%(2)
     Total Annual Fund Operating Expenses          0.51%
     ------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

-------------------------------------------------------------------------------
                1 year     3 years    5 years   10 years
-------------------------------------------------------------------------------
                  $52       $163       $285        $640

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers on the team that manages Short-Term Treasury:

David W. Schroeder, Senior Vice President and Senior Portfolio Manager, supervises the American Century Government Income Trust team and has been a member of the Short-Term Treasury team since 1992 and the Short-Term Government team since 1995. He also is a member of the Intermediate-Term Treasury, Long-Term Treasury and Inflation-Adjusted Treasury teams. He joined American Century in 1990. He holds a bachelor of arts from Pomona College.

Robert V. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the Short-Term Treasury team since 1996 and the Short-Term Government team since 1990. He is also a member of the Intermediate-Term Treasury team. He joined American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Short-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19968 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

GNMA Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

GNMA Fund

1. What is the fund's investment objective?

GNMA seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

2. What is the fund's investment strategy?

The fund managers primarily buy certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit of the U.S. government. This means that the fund managers receive the fund's share of payments regardless of whether the ultimate borrowers make their payments.

The fund managers may also buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, the fund managers may purchase securities in advance through when-issued and forward commitment transactions.

Additional information about GNMA's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA than for funds that have shorter weighted average maturities, such as money market funds.
  GNMA invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, GNMA is intended for investors who seek high current income that is consistent with investment in GNMA certificates and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of GNMA's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996    1995      1994    1993    1992     1991     1990
0.97%   6.33%   8.79%   5.21%   15.86%   -1.67%   6.59%   7.67%   15.56%   10.15%
  As of March 31, 2000, the end of the most recent calendar quarter, GNMA's year-to-date return was 1.86%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest            Lowest
-----------------------------------------------------------------
GNMA                          5.41% (3Q 1991)    -2.39% (1Q 1994)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon Brothers 30-year GNMA Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                               -----------------------------------------------
                                 1 year   5 years   10 years   Life of Fund(1)
------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
------------------------------------------------------------------------------
      GNMA                        2.01%     6.72%      7.62%      8.13%
      Salomon Brothers
         30-Year GNMA Index       2.95%     7.34%      8.14%      9.02%(2)
      ------------------------------------------------------------------------
  The inception date for GNMA is September 23, 1985.
  Since September 30, 1985, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------
    Management Fee                              0.59%(1)
    Distribution and Service (12b-1) Fees       None
    Other Expenses                              0.00%(2)
    Total Annual Fund Operating Expenses        0.59%
--------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest, were less than 0.005% for the current fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

-----------------------------------------------------------------------------
                1 year     3 years    5 years   10 years
-----------------------------------------------------------------------------
                  $60       $189       $329        $736

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages GNMA:

Casey Colton, Vice President and Senior Portfolio Manager, has been a member of the team that manages GNMA since January 1994. He joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in GNMA for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

GNMA pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19975 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Short-Term Government Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Short-Term Government Fund

1. What is the fund's investment objective?

Short-Term Government seeks high current income while maintaining safety of principal.

2. What is the fund's investment strategy?

The fund managers buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less.

Additional information about Short-Term Government's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.
  Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Short-Term Government is intended for investors who seek high current income that is consistent with investment in securities issued by the U.S. government and its agencies and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Short-Term Government's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996     1995     1994    1993    1992     1991    1990
1.87%   6.04%   6.02%   4.11%   10.51%   -0.49%   4.17%   4.39%   11.64%   7.53%
  As of March 31, 2000, the end of the most recent calendar quarter, Short-Term Government's year-to-date return was 1.12%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest           Lowest
----------------------------------------------------------------
Short-Term Government         4.08% (4Q 1991)   -1.03% (1Q 1994)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                           -------------------------------------------------
                             1 year    5 years    10 years   Life of Fund(1)
----------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
----------------------------------------------------------------------------
    Short-Term
       Government             2.51%      5.25%       5.67%       6.81%
    Salomon 1- to 3-Year
       Treasury/Agency
       Index                  3.72%      6.06%       6.61%       7.94%(2)
    ------------------------------------------------------------------------
  The inception date for Short-Term Government is December 15, 1982.
  Since December 31, 1982, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------
    Management Fee                              0.59%(1)
    Distribution and Service (12b-1) Fees       None
    Other Expenses                              0.00%(2)
    Total Annual Fund Operating Expenses        0.59%
--------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

------------------------------------------------------------------------------
                1 year     3 years    5 years   10 years
------------------------------------------------------------------------------
                  $60       $189       $329        $736

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers on the team that manages Short-Term Government:

David W. Schroeder, Senior Vice President and Senior Portfolio Manager, supervises the American Century Government Income Trust team and has been a member of the Short-Term Government team since 1995. He also is a member of the Intermediate-Term Treasury, Long-Term Treasury and Inflation-Adjusted Treasury teams. He joined American Century in 1990. He holds a bachelor of arts from Pomona College.

Robert V. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the Short-Term Government team since 1990. He is also a member of the Intermediate-Term Treasury team. He joined American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

Michael J. Shearer, Vice President and Director-Fixed-Income Quantitative Strategies, has been a member of the Short-Term Government team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at Capital Management Sciences from November 1995 to February 1998. Prior to that he was pursuing and received a doctorate in mathematics from the University of California—Los Angeles. He also holds a bachelor's degree in applied mathematics and a master's degree in mathematics from UCLA.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Government for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Short-Term Government pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19982 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors